Average Annual Total Returns - FidelityMulti-AssetIndexFund-RetailPRO - FidelityMulti-AssetIndexFund-RetailPRO - Fidelity Multi-Asset Index Fund	Apr. 29, 2025
Fidelity Multi-Asset Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.12%
Past 5 years	8.52%
Past 10 years	8.57%
Fidelity Multi-Asset Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.35%
Past 5 years	7.23%
Past 10 years	7.55%
Fidelity Multi-Asset Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.82%
Past 5 years	6.54%
Past 10 years	6.76%
F0251
Average Annual Return:
Past 1 year	13.40%
Past 5 years	8.65%
Past 10 years	8.69%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%